Debt (Schedule of Future Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 998
2015	869
2016	0
2017	0
2018	108,000
Thereafter	403,208
Total debt	$ 513,075	$ 420,705